Income Tax Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation
	December 31, 2022	December 31, 2021
U.S. statutory federal rate	21%	21%
State income tax rate, net of federal benefit	6%	6%
Change in valuation allowance	(27%)	(27%)

Effective tax rate	-	-